Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and Non-PEO named executive officer, or Non-PEO NEO, and Company performance for the years listed below. Our PEO is Chad Hoehne.  We have two Non-PEO NEO, which are Randy W. Gilbert, our Chief Financial Officer and Robert Siqveland, our Chief Operating Officer, who retired March 31, 2023.

The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown:

Year	Summary Compensation for PEO(1)	Compensation actually paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder return(5)	Net Income(6)
2023	$357,000	$402,598	$225,798	$190,539	$114.55	$1,613,005
2022	380,814	396,550	226,877	202,283	130.81	1,624,453
2021	333,950	238,950	200,340	157,740	107.27	1,710,651

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hoehne, our President and Chief Executive Officer, for each corresponding year in the "Total" column of the Summary Compensation Table (SCT).
(2)

The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Hoehne, computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hoehne during the applicable year. The following adjustments were made to Mr. Hoehne’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations.

PEO Total Compensation Amount	$ 357,000	$ 380,814	$ 333,950
PEO Actually Paid Compensation Amount	$ 402,598	396,550	238,950
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid for PEO	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” and "Stock Options Awards" columns in the SCT	$0	$0	(48,400)
Increase for fair value of awards granted during year that remain unvested as of year end	0	0	0
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	(3,050)	(12,696)	1,800
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	13,750	5,000	0
Increase for dividends paid during the current year	34,898	23,432	0
Total Adjustments	$45,598	$15,736	(46,600)

Year end fair values were determined based on the same methodology used for grant date fair value purposes. Deferred stock was valued based on the closing stock price on the relevant measurement date.  Stock awards under the Table Trac, Inc. 2021 Stock Incentive Plan were valued using a fair value per share determined using a Black-Scholes model run on the relevant measurement date.  Following the measurement date, the final dollar amount payout determined by the Compensation Committee and the stock price at that time determined the number of shares issued.

(3)	The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEO included for purposes of calculating the amounts in each applicable year is Randy W. Gilbert, our Chief Financial Officer and Robert Siqveland, our Chief Operation Officer.
(4)

The dollar amounts reported represent the amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC regulations. Again, the NEOs as a group (excluding our PEO) refers to Randy W. Gilbert, our Chief Financial Officer and Robert Siqveland, our Chief Operation Officer.  The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gilbert and Mr. Siqveland during the applicable year. The following adjustments were made to the non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 225,798	226,877	200,340
Non-PEO NEO Average Compensation Actually Paid Amount	$ 190,539	202,283	157,740
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation Actually Paid for Non-PEO NEO	2023	2022	2021
Deduction for amounts reported under the “Stock Awards” and "Stock Options Awards" columns in the SCT	$(61,075)	(67,125.00)	$(121,000)
Increase for fair value of awards granted during year that remain unvested as of year end	0	0.01	0
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	(4,575)	(19,046.27)	4,500
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	(7,350)	31,300.00	31,300
Increase for dividends paid during the current year	2,482	5,684.50	0
Total Adjustments	$(70,518)	(49,186.76)	$(85,200)

(5)	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. We do not use TSR as a performance measure in our executive compensation program.
(6)

The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year. We use total revenue as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Total Shareholder Return

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Company Selected Measure

Relationship Disclosure to Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Performance Measures

The charts below show, for the past three years, the relationship between the compensation actually paid (CAP) to our PEO and the compensation actually paid (CAP) to our non-PEO NEO to (i) the Company’s cumulative TSR; and (ii) the Company’s net income.

Total Shareholder Return Amount	$ 114.55	130.81	107.27
Net Income (Loss)	1,613,005	1,624,453	1,710,651
PEO Deduction for Stock Awards and Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(48,400)
PEO Increase For Fair Value of Awards Granted During Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
P E O Adjust For Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,050)	(12,696)	1,800
P E O Adjust For Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,750	5,000	0
P E O Increase For Dividends Paid During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,898	23,432	0
P E O Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,598	15,736	(46,600)
NEO Deduction for Stock Awards and Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,075)	(67,125)	(121,000)
NEO Increase For Fair Value of Awards Granted During Fiscal Year That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0.01	0
N E O Adjust For Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,575)	(19,046.27)	4,500
N E O Adjust For Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,350)	31,300	31,300
N E O Increase For Dividends Paid During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,482	5,684.5	0
N E O Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (70,518)	$ (49,186.76)	$ (85,200)